PATENT RIGHTS	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
PATENT RIGHTS
13.	PATENT RIGHTS

On May 12, 2021, the Company entered into an asset purchase agreement with Kore, pursuant to which the Company acquired the exclusive right to use the key patents and intellectual property underpinning the acquired suite of products. As consideration for the tangible and intangible assets included in the Kore Portfolio, the Company paid Kore $3.5 million, and incurred $0.2 in legal costs to transfer these patent rights. Of the $3.7 million consideration, $2.8 million was capitalized relating to the key patents and intellectual property acquired.

No amortization has been recorded for the patent rights during the three or six months ended May 31, 2021 but will begin in June 2021. These patent rights have a maximum life of 20 years, expiring on various dates beginning from January 2037 to 2038, and will be amortized on a straight-line basis over a period of 15 years.

On April 13, 2018, the Company entered into a purchase and sale agreement with Andre Buys (“Buys”), the Company’s Chief Technology Officer (“CTO”), pursuant to which the Company agreed to purchase the Buys Portfolio, provisional patent rights, and other intellectual property relating to air and/or gas fired long guns or pistols, including pump action launchers and munitions used with such pistols and long guns, including self-stabilizing shaped or “finned” rounds. As consideration for the Buys Portfolio, the Company paid Buys $0.1 million, and incurred $0.01 in legal costs to transfer these patent rights. This consideration of $0.1 million was capitalized and represents the minimum rights to a license arrangement as patent rights as the Agreement included an option for full acquisition of the rights, conditional upon certain future events taking place. The Company also agreed to pay Buys either $0.5 million in cash or $0.8 million worth of Company stock within two years at Buys’ discretion, if the Company elected to retain certain patents within the Buys Portfolio, which terms were changed by subsequent amendment. Pursuant to an amendment of the Agreement effective December 18, 2019, the Company made two additional payments to Buys totaling of $0.8 million, consisting of the Second Payment of $0.7 million through the issuance of 386,681 shares of common stock and Final Payment of $0.1 million in cash. The Final Payment was paid during the quarter ended May 31, 2020. Buys no longer retains any reversion rights or security interests in the Buys Portfolio. These patent rights have a maximum life of 20 years, expiring on various dates beginning from November 2033 to 2038, and are amortized on a straight-line basis over a period of 15 years.

The Company amortized $0.03 million and $ 0.03 million of patent rights during six months ended May 31, 2021 and 2020. The Company recognized $0.01 million and $0.02 million in amortization expense during the three months ended May 31, 2021 and 2020, respectively. The Company did not recognize any impairment losses during the three and six months ended May 31, 2021 and 2020, respectively.

10.

PATENT RIGHTS

On April 13, 2018, the Company entered into a purchase and sale agreement with Buys, its CTO, pursuant to which the Company purchased certain intellectual property relating to air and/or gas fired long guns or pistols, including pump action launchers and munitions used with such pistols and long guns, including self-stabilizing shaped or “finned” rounds. As consideration for the Buys Portfolio, the Company paid Buys $100,000, and incurred $10,000 in legal costs to transfer these patent rights. This consideration of $110,000 was capitalized and represents the minimum rights to a license arrangement as patent rights as the Agreement included an option for full acquisition of the rights, conditional upon certain future events taking place. The Company also agreed to pay Buys either $500,000 in cash or $750,000 worth of Company stock within two years at Buys’ discretion, if the Company elected to retain certain patents within the Buys Portfolio, which terms were changed by subsequent amendment. Pursuant to an amendment of the Agreement effective December 18, 2019, the Company made two additional payments to Buys totaling of $776,799, consisting of the Second Payment of $696,799 through the issuance of 3,866,810 shares of common stock and Final Payment of $80,000 in cash. The Final Payment was paid during the quarter ended May 31, 2020. Buys no longer retains any reversion rights or security interests in the Buys Portfolio.

Pursuant to the amended agreement related to the Final Payment to Buys for the Buys Portfolio, the Company is committed to a minimum royalty payment of $25,000 per year. Royalties on CO2 pistols are to be paid for so long as patents remain effective beginning at 2 ½% of the agreed upon a net price of $167.60 (“Stipulated Net Price”) for the first year and reduced by .1% each year thereafter until it reaches 1%. For each substantially new product in this category, the rate will begin again at 2 ½%. Royalties on the fintail projectiles (and any improved versions thereof) will be paid so long as patents remain effective at a rate of 4% of the agreed upon Stipulated Net Price for fintail projectile products.

The patent rights have a maximum life of 20 years, expiring on various dates beginning from November 2033 to 2038, and are amortized on a straight-line basis over a period of 15 years. The Company amortized $64,873 and $7,332 during the years ended November 30, 2020 and 2019, respectively.

The below table summarizes amortization of the Company’s patents as of November 30, 2020 for the next five years and thereafter:

Fiscal Year
2021	$64,874
2022	64,874
2023	64,874
2024	64,874
2025	64,874
Thereafter	486,558
Total	$810,928